UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         April 19, 2007 to May 25, 2007

Commission File Number of issuing entity: 333-130642-04


                    Nationstar Home Equity Loan Trust 2007-B
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130642


                             NATIONSTAR FUNDING LLC
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NATIONSTAR MORTGAGE LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       51-0630763, 51-0630767, 51-0630768
                      ------------------------------------
                      (I.R.S. Employer Identification No.)


c/o The Bank of New York
Attention: Structured Finance Services,
Nationstar Home Equity Loan Trust 2007-B
101 Barclay Street, Floor 4W
New York, New York                                                10286
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 815-8192
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                       -----------------------------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1AV1         [   ]           [   ]           [ x ]
    2AV1         [   ]           [   ]           [ x ]
    2AV2         [   ]           [   ]           [ x ]
    2AV3         [   ]           [   ]           [ x ]
    2AV4         [   ]           [   ]           [ x ]
    M1           [   ]           [   ]           [ x ]
    M2           [   ]           [   ]           [ x ]
    M3           [   ]           [   ]           [ x ]
    M4           [   ]           [   ]           [ x ]
    M5           [   ]           [   ]           [ x ]
    M6           [   ]           [   ]           [ x ]
    M7           [   ]           [   ]           [ x ]
    M8           [   ]           [   ]           [ x ]
    M9           [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 25, 2007 a distribution was made to holders of Nationstar Home Equity Loan Trust 2007-B, Nationstar Home Equity Loan Asset-Backed Certificates, Series 2007-B.

         The  Investor Report  is  attached  as  Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.

         On or about May 17, 2007, The Bank of New York was made aware by means of various press reports that a lawsuit was filed against The Bank of New York by a Russian Agency described as the Federal Customs Service. While The Bank of New York has not seen the complaint, based on its knowledge of the facts, The Bank of New York believes any such suit would be without merit, if not frivolous, and The Bank of New York would expect to defend itself. The Bank of New York believes that the suit will not be material to holders of the Notes offered herein.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Nationstar Home Equity Loan Asset-Backed Certificates, Series 2007-B Investor Report relating to May 25, 2007 distribution date is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        Nationstar Home Equity Loan Trust 2007-B
                                        (Issuing Entity)

Date:   May 30, 2007            By:     Nationstar Mortgage LLC
                                        (Servicer)

                                        /s/ Jerry Berrens
                                        ----------------------------------------
                                        Jerry Berrens

                                Title:  Vice President - Controller

EXHIBIT INDEX

Exhibit Number     Description
EX-99.1            Investor Report, Nationstar Home Equity Loan Asset-Backed
                   Certificates, Series 2007-B, May 25, 2007


                                  EXHIBIT 99.1
      Nationstar Home Equity Loan Asset-Backed Certificates, Series 2007-B
                                 May 25, 2007

                                Table of Contents
Distribution Report   ....................................................  2
Factor Report   ..........................................................  3
Delinquent Group Report   ................................................  7
Delinquency Trend Group   ................................................  7
Bankruptcies   ...........................................................  8
Bankruptcy Reporting   ...................................................  8
Historical Bankruptcy Trend Report   .....................................  8
Foreclosures   ...........................................................  9
Foreclosure Reporting   ..................................................  9
Historical Foreclosure Trend Report   ....................................  9
REO Properties   ......................................................... 10
REO Reporting   .......................................................... 10
Historical REO Trend Report   ............................................ 10
REO Book Value Report   .................................................. 10
Principal Prepayment Amounts   ........................................... 11
CPR Trend Report   ....................................................... 11
Realized Loss Group Report   ............................................. 12
Certificate Interest Shortfall Detail   .................................. 14
Non Supported Interest Shortfall   ....................................... 14
Basis Risk Report   ...................................................... 15
Certificate Deferred Amount Report   ..................................... 17


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Nayades Ortega
                      Bank of New York - Structured Finance
                          101 Barclay Street, Floor 4W
                            New York, New York 10286
                    Tel: (212) 815-8184 / Fax: (212) 815-3910
                      Email: nayades.x.ortega@bankofny.com

                                                          EXHIBIT 99.1
                              Nationstar Home Equity Loan Asset-Backed Certificates, Series 2007-B
                                                          May 25, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
IAV1     234,882,000.00   234,882,000.00     1,018,623.34      1,301,246.28     2,319,869.62    0.00      0.00     233,863,376.66
IIAV1    180,239,000.00   180,239,000.00     3,293,261.51        980,500.16     4,273,761.67    0.00      0.00     176,945,738.49
IIAV2    108,700,000.00   108,700,000.00             0.00        597,850.00       597,850.00    0.00      0.00     108,700,000.00
IIAV3     43,708,000.00    43,708,000.00             0.00        243,453.56       243,453.56    0.00      0.00      43,708,000.00
IIAV4     59,907,000.00    59,907,000.00             0.00        337,875.48       337,875.48    0.00      0.00      59,907,000.00
M1        39,399,000.00    39,399,000.00             0.00        225,756.27       225,756.27    0.00      0.00      39,399,000.00
M2        38,559,000.00    38,559,000.00             0.00        223,256.61       223,256.61    0.00      0.00      38,559,000.00
M3        14,670,000.00    14,670,000.00             0.00         86,406.30        86,406.30    0.00      0.00      14,670,000.00
M4        18,861,000.00    18,861,000.00             0.00        118,258.47       118,258.47    0.00      0.00      18,861,000.00
M5        10,059,000.00    10,059,000.00             0.00         66,087.63        66,087.63    0.00      0.00      10,059,000.00
M6        10,478,000.00    10,478,000.00             0.00         72,507.76        72,507.76    0.00      0.00      10,478,000.00
M7         9,640,000.00     9,640,000.00             0.00         75,384.80        75,384.80    0.00      0.00       9,640,000.00
M8         9,640,000.00     9,640,000.00             0.00         75,384.80        75,384.80    0.00      0.00       9,640,000.00
M9        12,155,000.00    12,155,000.00             0.00         95,052.10        95,052.10    0.00      0.00      12,155,000.00
PI               100.00           100.00             0.00         52,741.42        52,741.42    0.00      0.00             100.00
RI                 0.00             0.00             0.00              0.00             0.00    0.00      0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   790,897,100.00   790,897,100.00     4,311,884.85      4,551,761.64     8,863,646.49    0.00      0.00     786,585,215.15
-----------------------------------------------------------------------------------------------------------------------------------
XIO      838,258,345.93   838,258,345.93             0.00      1,210,473.60     1,210,473.60    0.00      0.00     833,946,811.70
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                            BEGINNING                                                                 ENDING          PASS-THROUGH
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST             TOTAL           PRINCIPAL       RATE
-----------------------------------------------------------------------------------------------------------------------------------
IAV1        63860LAA8    1,000.00000000       4.33674500           5.54000000         9.87674500       995.66325500    5.540000%
IIAV1       63860LAB6    1,000.00000000      18.27163661           5.44000000        23.71163661       981.72836340    5.440000%
IIAV2       63860LAC4    1,000.00000000       0.00000000           5.50000000         5.50000000     1,000.00000000    5.500000%
IIAV3       63860LAD2    1,000.00000000       0.00000000           5.57000000         5.57000000     1,000.00000000    5.570000%
IIAV4       63860LAE0    1,000.00000000       0.00000000           5.64000000         5.64000000     1,000.00000000    5.640000%
M1          63860LAF7    1,000.00000000       0.00000000           5.73000000         5.73000000     1,000.00000000    5.730000%
M2          63860LAG5    1,000.00000000       0.00000000           5.79000000         5.79000000     1,000.00000000    5.790000%
M3          63860LAH3    1,000.00000000       0.00000000           5.89000000         5.89000000     1,000.00000000    5.890000%
M4          63860LAJ9    1,000.00000000       0.00000000           6.27000000         6.27000000     1,000.00000000    6.270000%
M5          63860LAK6    1,000.00000000       0.00000000           6.57000000         6.57000000     1,000.00000000    6.570000%
M6          63860LAL4    1,000.00000000       0.00000000           6.92000000         6.92000000     1,000.00000000    6.920000%
M7          63860LAM2    1,000.00000000       0.00000000           7.82000000         7.82000000     1,000.00000000    7.820000%
M8          63860LAN0    1,000.00000000       0.00000000           7.82000000         7.82000000     1,000.00000000    7.820000%
M9          63860LAP5    1,000.00000000       0.00000000           7.82000000         7.82000000     1,000.00000000    7.820000%
PI          63860LAR1    1,000.00000000       0.00000000     527,414.20000000   527,414.20000000     1,000.00000000    0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                   1,000.00000000       5.45189109           5.75518818        11.20707927       994.54810891
-----------------------------------------------------------------------------------------------------------------------------------
XIO         63860LAQ3    1,000.00000000       0.00000000           1.44403406         1.44403406       994.85655675    0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                              Nationstar Home Equity Loan Asset-Backed Certificates, Series 2007-B
                                                          May 25, 2007

Dates
Record Date                                                                                                       04/30/07
Determination Date                                                                                                05/15/07
Distribution Date                                                                                                 05/25/07

Principal Funds:
Scheduled Principal Payments (Total)                                                                            410,991.64
Group 1                                                                                                         155,894.61
Group 2                                                                                                         255,097.03

Principal Prepayments (Total)                                                                                 3,801,887.63
Group 1                                                                                                         846,314.83
Group 2                                                                                                       2,955,572.80

Curtailments (Total)                                                                                             98,654.96
Group 1                                                                                                          16,063.28
Group 2                                                                                                          82,591.68

Curtailment Interest Adjustments (Total)                                                                              0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00
Interest Funds:

Gross Interest                                                                                                6,060,118.65
Group 1                                                                                                       2,286,922.48
Group 2                                                                                                       3,773,196.17

Servicing Fees                                                                                                  349,274.21
Group 1                                                                                                         130,751.66
Group 2                                                                                                         218,522.55

Trustee Fees                                                                                                      1,000.00
Group 1                                                                                                             500.00
Group 2                                                                                                             500.00

Non Recoverable Interest Advances (Total)                                                                             0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Interest Adjustments from Prior Periods                                                                               0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                        0
Group 1                                                                                                                  0
Group 2                                                                                                                  0

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Amount of Prepayment Penalties Collected                                                                         52,741.42
Group 1                                                                                                           7,642.88
Group 2                                                                                                          45,098.54

Available Remittance Amount                                                                                  10,021,378.67

Principal Remittance Amount (Total)                                                                           4,311,534.23
Group 1                                                                                                       1,018,272.72
Group 2                                                                                                       3,293,261.51

Interest Remittance Amount (Total)                                                                            5,709,844.44
Group 1                                                                                                       2,155,670.82
Group 2                                                                                                       3,554,173.62

Pool Detail:
Beginning Number of Loans Outstanding                                                                                5,182
Group 1                                                                                                              2,094
Group 2                                                                                                              3,088

Ending Number of Loans Outstanding                                                                                   5,153
Group 1                                                                                                              2,085
Group 2                                                                                                              3,068

Beginning Aggregate Loan Balance                                                                            838,258,345.93
Group 1                                                                                                     313,804,064.59
Group 2                                                                                                     524,454,281.34

Ending Aggregate Loan Balance                                                                               833,946,811.70
Group 1                                                                                                     312,785,791.87
Group 2                                                                                                     521,161,019.83

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaining Term To Maturity                                                                            348
Group 1                                                                                                             349.00
Group 2                                                                                                             347.00

Weighted Average Net Mortgage Rate                                                                                8.17387%
Group 1                                                                                                           8.24338%
Group 2                                                                                                           8.13228%

Weighted Average Gross Margin
Group 1                                                                                                           6.19263%
Group 2                                                                                                           6.05234%

Largest Loan Balance Group 1                                                                                    450,364.55
Largest Loan Balance Group 2                                                                                  1,109,775.85

Delinquency Group Report
Group 1
Period            Number   Principal Balance    Percentage
30-59 days         47         5,910,796.54        1.89%
60-89 days          1            98,896.72        0.03%
90+days             0                 0.00        0.00%
Total              48         6,009,693.26        1.92%

Delinquency Group Report
Group 2
Period           Number    Principal Balance    Percentage
30-59 days        106        16,014,712.90        3.07%
60-89 days         14         1,908,617.95        0.37%
90+days             6           644,716.93        0.12%
Total             126        18,568,047.78        3.56%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number    Number of Loans      Principal Balance     Percentage
      1                0                        0.00         0.00%
      2                2                   81,770.84         0.02%
Total                  2                   81,770.84         0.01%

Bankruptcy Reporting
                       Number of Loans    Principal Balance    Pct of Balance
Group 1 0 to 29 days          0                 0.00            0.000%
Group 1 30 to 59 days         0                 0.00            0.000%
Group 1 60 to 89 days         0                 0.00            0.000%
Group 1 90 plus days          0                 0.00            0.000%
Group 2 0 to 29 days          2            81,770.84            0.016%
Group 2 30 to 59 days         0                 0.00            0.000%
Group 2 60 to 89 days         0                 0.00            0.000%
Group 2 90 plus days          0                 0.00            0.000%

Foreclosures
Group Number     Number of Loans    Principal Balance   Percentage
      1                 0                     0.00        0.00%
      2                 0                     0.00        0.00%
Total                   0                     0.00        0.00%

Foreclosure Reporting
                         Number of Loans    Principal Balance    Pct of Balance
Group 1 0 to 29 days             0                 0.00            0.000%
Group 1 30 to 59 days            0                 0.00            0.000%
Group 1 60 to 89 days            0                 0.00            0.000%
Group 1 90 plus days             0                 0.00            0.000%
Group 2 0 to 29 days             0                 0.00            0.000%
Group 2 30 to 59 days            0                 0.00            0.000%
Group 2 60 to 89 days            0                 0.00            0.000%
Group 2 90 plus days             0                 0.00            0.000%

REO Properties
Group Number      Number of Loans    Principal Balance    Percentage
      1                  0                     0.00          0.00%
      2                  0                     0.00          0.00%
Total                    0                     0.00          0.00%

REO Reporting
                          Number of Loans    Principal Balance    Pct of Balance
Group 1 0 to 29 days             0                 0.00            0.000%
Group 1 30 to 59 days            0                 0.00            0.000%
Group 1 60 to 89 days            0                 0.00            0.000%
Group 1 90 plus days             0                 0.00            0.000%
Group 2 0 to 29 days             0                 0.00            0.000%
Group 2 30 to 59 days            0                 0.00            0.000%
Group 2 60 to 89 days            0                 0.00            0.000%
Group 2 90 plus days             0                 0.00            0.000%

REO Book Value Report
Group Number   Loan Number    Book Value
                                 0.00

Principal Prepayment Amounts
Group Number    Number of Loans     Principal Balance      Percentage
      1                9                 846,314.83          0.27%
      2               20               2,955,572.80          0.57%
Total                 29               3,801,887.63          0.46%

Prepayment Rate Calculations
Constant Prepayment Rate (CPR)
Group 1 - One Month CPR                                                                                          3.249969%
Group 1 - Three Month Average CPR                                                                                3.249969%

Group 2 - One Month CPR                                                                                          6.737509%
Group 2 - Three Month Average CPR                                                                                6.737509%

Total Constant Prepayment Rate (CPR)
One Month CPR                                                                                                    5.445675%
Three Month Average CPR                                                                                          5.445675%

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                        0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Cumulative Realized Losses - Reduced by Recoveries                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00

MDR (Monthly Default Rate)
Current MDR                                                                                                      0.000000%
3 Month Average MDR                                                                                              0.000000%
12 Month Average MDR                                                                                             0.000000%
Cumulative MDR                                                                                                   0.000000%
Average MDR Since Cut-Off                                                                                        0.000000%

CDR (Conditional Default Rate)
Current Conditional Default Rate                                                                                 0.000000%
3 Month Average CDR                                                                                              0.000000%
12 Month Average CDR                                                                                             0.000000%
Cumulative CDR                                                                                                   0.000000%
Average CDR Since Cut-Off                                                                                        0.000000%

Realized Loss Group Report
Group Number   Current Loss     Cumulative Loss      Ending Balance      Balance of Liquidated Loans      Net Liquidation Proceeds
1              0.00             0.00                 312,785,791.87      0.00                             0.00
2              0.00             0.00                 521,161,019.83      0.00                             0.00
TOTAL          0.00             0.00                 833,946,811.70      0.00                             0.00

Trigger Event                                                                                                           NO
TEST I - Trigger Event Occurrence                                                                                       NO
(Is Delinquency Percentage > 42.68% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                            0.01186%
31.81% of of Senior Enhancement Percentage                                                                        8.04159%
OR
TEST II - Trigger Event Occurrence                                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.00000%
Required Cumulative Loss %                                                                                        0.00000%

Has Stepdown Occurred?                                                                                                  NO

O/C Reporting
Targeted Overcollateralization Amount                                                                        47,361,596.55
Ending Overcollateralization Amount                                                                          47,361,596.55
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                       1,244,631.58
Payment to Class X-IO                                                                                         1,210,473.60

Certificate Interest Shortfall Detail
        Carry Over Amount       Carry Over Amount       Remaining Interest
        Occurred This Period    Paid This Period        Carry Over Amount
IAV1    0.00                    0.00                    0.00
IIAV1   0.00                    0.00                    0.00
IIAV2   0.00                    0.00                    0.00
IIAV3   0.00                    0.00                    0.00
IIAV4   0.00                    0.00                    0.00
M1      0.00                    0.00                    0.00
M2      0.00                    0.00                    0.00
M3      0.00                    0.00                    0.00
M4      0.00                    0.00                    0.00
M5      0.00                    0.00                    0.00
M6      0.00                    0.00                    0.00
M7      0.00                    0.00                    0.00
M8      0.00                    0.00                    0.00
M9                              0.00                    0.00


Copyright 2007 Bank of New York & Co. All rights reserved.